Basis of preparation (Policies)	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Adoption of new or amended IFRSs	Changes in accounting policies and disclosures
Management has assessed the impact of new or amended accounting standards and interpretations (IFRSs) issued by the IASB and IFRSs endorsed by the European Union effective on or after 1 January 2023. Management assessed that application of these has not had a material impact on the consolidated financial statements for 2023.
Furthermore, Management has assessed the impact of new or amended accounting standards and interpretations (IFRSs) issued by the IASB that have not yet become effective. No new or amended accounting standards or interpretations (IFRSs) have been early adopted. Management does not anticipate any significant impact on the consolidated financial statements in the period of initial application after the adoption of these amendments.
Revenue recognition
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer and it is probable that Novo Nordisk will collect the consideration to which it is entitled for transferring the products. Control of the products is transferred at a single point in time, typically on delivery. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for its goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions; including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration). Where contracts contain customer acceptance criteria, Novo Nordisk recognises sales when the acceptance criteria are satisfied.

In some markets, Novo Nordisk sells products on a sale-or-return basis. Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales. Where shipments of new products are made on a sale-or-return basis, without sufficient historical experience for estimating sales returns, revenue is recorded based on estimated demand and acceptance rates for well-established products with similar market characteristics. If similar market characteristics do not exist, revenue is recorded when there is evidence of consumption or when the right of return has expired.

Unsettled rebates are recognised as provisions when the timing or amount is uncertain (note 3.5).
Where absolute amounts are known, the rebates are recognised as other liabilities. Wholesaler charge-backs that are absolute are netted against trade receivable balances.

The impact of foreign currency hedging in the income statement is recognised as part of financial items. Refer to notes 4.4, 4.5 and 4.10 for more details on hedging.

Operating segments
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive Management to be the operating decision-making body.

Research and development costs
Novo Nordisk expenses all research costs. Due to significant regulatory uncertainties and other uncertainties inherent in the development of new products, internal and subcontracted development costs are also expensed as they are incurred, in line with industry practice. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.

Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities.

Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold. Royalty expenses paid to partners after regulatory approval are also expensed as cost of goods sold.

Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.

Employee costs and retirement benefit obligations
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.

Divested subsidiaries
Other operating income and expenses, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk's main activities, is recognised as other operating income and expenses. Other operating income and expenses, also includes income from the sale of intellectual property rights as well as transaction costs incurred in connection with acquisition of businesses.

Other operating income, net
Other operating income and expenses, comprises licence income and income of a secondary nature in relation to the main activities of Novo Nordisk. Licence income from royalties on net sales is recognised as the underlying customers' sale occurs and from sales milestones once the contingent sale milestone is achieved in accordance with the terms of the relevant agreement.

Operating profit from the wholly owned subsidiary NNE A/S, not related to Novo Nordisk's main activities, is recognised as other operating income and expenses. Other operating income and expenses, also includes income from the sale of intellectual property rights as well as transaction costs incurred in connection with acquisition of businesses.

Income taxes
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions. Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.

Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards. Deferred tax liabilities are not recognised if they arise from the initial recognition of goodwill. Deferred income tax is also not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that, at the time of the transaction, affects neither accounting nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences. The tax value of tax loss carry-forwards is included in deferred tax assets to the extent that these are expected to be utilised in future taxable income. The deferred income taxes are measured according to current tax rules and at the tax rates assumed in the year in which the assets are expected to be utilised.

In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to DKK 1,026 million (DKK 567 million in 2022).

The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Deferred income taxes
KEY ACCOUNTING ESTIMATES REGARDING DEFERRED INCOME TAX ASSETS AND PROVISIONS FOR UNCERTAIN TAX POSITIONS
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 360 million in 2023 (DKK 318 million in 2022).

In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most likely outcome’ method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate. However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.

Intangible assets
ACCOUNTING POLICIES
Research and development projects
Internal and subcontracted research costs are fully charged to the consolidated income statement in the period in which they are incurred. Consistent with industry practice, development costs are also expensed until regulatory approval is obtained or is probable; refer to note 2.3.

Payments to third parties under collaboration and licence agreements are assessed for the substance of their nature. Payments which represent subcontracted research and development work are expensed as the services are received. Payments which represent rights to the transfer of intellectual property, developed at risk by the third party, are capitalised.

For acquired research and development projects, and intellectual property rights, the likelihood of obtaining future commercial sales is reflected in the cost of the asset, and thus the probability recognition criteria is always considered to be satisfied. As the cost of acquired research and development projects can often be measured reliably, these projects fulfil the capitalisation criteria as intangible assets on acquisition. Subsequent milestone payments payable on achievement of a contingent event (e.g. commencement of phase 3 trials) are accrued and capitalised into the cost of the intangible asset when the achievement of the event is probable. Development costs incurred subsequent to acquisition are treated consistently with internal project development costs.

Recognition and measurement
Intangible assets are initially measured at cost, and are subsequently measured at cost less any accumulated amortisation and any impairment loss.

For intellectual property rights acquired for research and development projects, upfront fees and acquisition costs are capitalised as the historical cost. Subsequent milestone payments payable on achievement of a contingent event will be capitalised when the contingent event being achieved is probable. Intangible assets acquired in a business combination are recognised at fair value at the acquisition date.

Amortisation is based on the straight-line method over the estimated useful life. This corresponds to the legal duration or the economic useful life depending on which is shorter, and not exceeding 25 years in either case. The amortisation of intellectual property rights commences after regulatory approval has been obtained or when assets are put in use.

Amortisation of software is based on the straight-line method over the estimated useful life of 3-15 years. The amortisation commences when the asset is in the location and condition necessary for it to be capable of operating in the manner intended by Management.
Impairment test
Goodwill and intangible assets with an indefinite useful life and intangible assets not yet available for use are tested for impairment when indicators of impairment exist. However, they are tested at least annually, irrespective of whether there is any indication that they may be impaired. Goodwill is allocated to operating segments based on expected future cash flow from products utilizing the synergies and know-how acquired.

Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products. The discount rate used is based on the Group WACC, adjusted where appropriate, to reflect the risk of the specific asset tested. Fair value is determined using largely unobservable inputs. Accordingly, the valuation technique and inputs used to measure fair value are classified as level 3 in the fair value hierarchy.

Assets that are subject to amortisation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Factors considered material that could trigger an impairment test include the following:

•Development of a competing drug
•Realised sales trending below predicted sales
•Changes or anticipated changes in participation rates or reimbursement policies
•Inconsistent or unfavourable clinical readouts
•Changes in the legal framework covering patents, rights and licences
•Advances in medicine and/or technology that affect the medical treatments
•Adverse impact on reputation and/or brand names
•Changes in the economic lives of similar assets
•Relationship to other intangible assets or property, plant and equipment

If the carrying amount of intangible assets exceeds the recoverable amount based on the existence of one or more of the above indicators of an impairment, any impairment is measured based on discounted projected cash flows. Impairments on intangible assets, other than goodwill, are reviewed at each reporting date for possible reversal.

KEY ACCOUNTING ESTIMATES ON INTANGIBLE ASSETS
Impairment tests are based on Management’s projections and anticipated net present value of estimated future cash flows from marketable products.
When collaboration agreements contain elements of acquisition of intangible assets and research and development activities to be performed by the counterpart, Management estimates the allocation of payments that should be deferred to the acquisition of intangible assets and prepaid research and development activities respectively.
Property, plant and equipment
Property, plant and equipment is measured at historical cost less accumulated depreciations and any impairment loss. The cost of self-constructed assets includes costs directly attributable to the construction of the assets. Any subsequent cost is included in the asset’s carrying amount or recognised as a separate asset only when it is probable that future economic benefits associated with the item will flow to Novo Nordisk, and the cost of the item can be measured reliably. Depreciation is based on the straight-line method over the estimated useful life of the assets (buildings: 12-50 years, plant and machinery: 5-25 years and other equipment: 3-10 years. Land is not depreciated). Climate-related matters, including the commitment to reach net zero emissions, were considered when estimating the useful lives of property, plant and equipment.

Depreciation commences when the asset is available for use, i.e. when it is in the location and condition necessary for it to be capable of operating in the manner intended by Management. The asset's residual value and useful life is reviewed and adjusted, if appropriate, at the end of each reporting period. If an asset’s carrying amount is higher than its estimated recoverable amount, it is written down to the recoverable amount. Plant and equipment with no alternative use developed as part of a research and development project are expensed. However, plant and equipment with an alternative use or used for general research and development purposes are capitalised and depreciated over the estimated useful life as research and development costs.

For contracts which are, or contain, a lease, the Group recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, being the initial amount of the lease liability. The right-of-use asset is subsequently depreciated using the straight-line method over the lease term. The right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and reduced by any impairment losses.

The lease term determined by the Group is the non-cancellable period of a lease, together with extension/termination option, if these are reasonably certain to be exercised. For contracts with a rolling term (evergreen leases), the Group estimates the leasing period to be equal to the termination period, if no probable scenario exists for estimating the leasing period.

If the lease liability is remeasured due to a change in future lease payments a corresponding adjustment is made to the right-of-use asset, or in the income statement when the right-of-use asset has been fully depreciated. For a description of accounting policies for lease liabilities, refer to note 4.9.

Leases
For contracts which are, or contain, a lease, the Group recognises a right-of-use asset and a lease liability. The right-of-use asset is initially measured at cost, being the initial amount of the lease liability. The right-of-use asset is subsequently depreciated using the straight-line method over the lease term. The right-of-use asset is periodically adjusted for certain remeasurements of the lease liability and reduced by any impairment losses.

The lease term determined by the Group is the non-cancellable period of a lease, together with extension/termination option, if these are reasonably certain to be exercised. For contracts with a rolling term (evergreen leases), the Group estimates the leasing period to be equal to the termination period, if no probable scenario exists for estimating the leasing period.

If the lease liability is remeasured due to a change in future lease payments a corresponding adjustment is made to the right-of-use asset, or in the income statement when the right-of-use asset has been fully depreciated. For a description of accounting policies for lease liabilities, refer to note 4.9.
ACCOUNTING POLICIES
The lease liabilities are related to IFRS 16 leases, primarily for premises and company cars and include the present value of future lease payments during the lease term. Lease liabilities are initially measured at the present value of the lease payments outstanding at the commencement date, discounted using the incremental borrowing rate. The lease liability is measured using the effective interest method. The lease liability is subsequently remeasured to reflect changes in future lease payments, e.g. changes in lease terms. Issued bonds, loans and bank overdrafts are initially recognised at the fair value of the proceeds received less transaction costs. In subsequent periods these are measured at amortised cost using the effective interest method. The difference between the proceeds received and the nominal value is recognised in financial income or financial expenses over the term of the loan. Where substantially all the risks and rewards of ownership are retained in financial assets that have been transferred, the assets are not derecognised and the proceeds obtained are recognised as a financial liability. For fair value determination refer to note 4.9.

Inventories
Inventories are stated at cost or net realisable value, whichever is lower. Cost is determined using the first-in, first-out method. Cost comprises direct production costs such as raw materials, consumables and labour. Production costs for work in progress and finished goods include indirect production costs such as employee costs, depreciation, maintenance, etc. If the expected sales price less completion costs to execute sales (net realisable value) is lower than the carrying amount, a write-down is recognised for the amount by which the carrying amount exceeds its net realisable value.

Inventory manufactured prior to regulatory approval (prelaunch inventory) is capitalised but immediately written down, until there is a high probability of regulatory approval for the product. The cost is recognised in the income statement as research and development costs. Once there is a high probability of regulatory approval being obtained, the write-down is reversed, up to no more than the original cost.

Trade receivables
Trade receivables are initially recognised at transaction price and subsequently measured at amortised cost using the effective interest method, less allowance for doubtful trade receivables. The split of trade receivables and allowance for trade receivables is based on the location of the customer.

Before being sold, trade receivables in factoring portfolios are measured at fair value with changes recognised in other comprehensive income. The allowance for doubtful receivables is deducted from the carrying amount of trade receivables, and the amount of the loss is recognised in the income statement under sales and distribution costs. Subsequent recoveries of amounts previously written off are credited against sales and distribution costs.

Management makes allowance for doubtful trade receivables based on the simplified approach to provide for expected credit losses, which requires the use of the lifetime expected loss provision for all trade receivables. The allowance is an estimate based on shared credit risk characteristics and the days past due. Generally, invoices are due for payment within 90 days from shipment of goods. Loss allowance is calculated using an ageing factor, geographical risk and specific customer knowledge. The allowance is based on a provision matrix on days past due and a forward looking element relating mainly to incorporation of Dun & Bradstreet country risk ratings and an individual assessment. Refer to note 4.4 for a general description of credit risk.

Provisions and contingent liabilities
Provisions for sales rebates and discounts granted to government agencies, wholesalers, retail pharmacies, Managed Care and other customers are recorded at the time the related revenues are recorded or when the incentives are offered. Provisions are calculated based on Management's interpretation of applicable laws and regulations, historical experience and the specific terms in the individual agreements. Unsettled rebates are recognised as provisions when the timing or amount is uncertain. Where absolute amounts are known, the rebates are recognised as other liabilities. Refer to note 2.1 for further information on sales rebates and provisions.

Provisions for legal disputes are recognised where a legal or constructive obligation has been incurred as a result of past events and it is probable that there will be an outflow of resources that can be reliably estimated. In this case, Novo Nordisk arrives at an estimate based on an evaluation of the most likely outcome. Disputes for which no reliable estimate can be made are disclosed as contingent liabilities.

Provisions are measured at the present value of the anticipated expenditure for settlement. This is calculated using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision for interest is recognised as a financial expense.

Novo Nordisk issues credit notes for expired goods as a part of normal business. Where there is historical experience or a reasonably accurate estimate of expected future returns can otherwise be made, a provision for estimated product returns is recorded. The provision is measured at gross sales value.
KEY ACCOUNTING ESTIMATES REGARDING ONGOING LEGAL DISPUTES, LITIGATION AND INVESTIGATIONS
Provisions for legal disputes consist of various types of provisions linked to ongoing legal disputes. Management makes estimates regarding provisions and contingencies, including the probability of pending and potential future litigation outcomes. These are by nature dependent on inherently uncertain future events. When determining likely outcomes of litigation, etc., Management considers the input of external counsel on each case, as well as known outcomes in case law. Although Management believes that the total provisions for legal proceedings are adequate based on currently available information, there can be no assurance that there will not be any changes in facts or matters, or that any future lawsuits, claims, proceedings or investigations will not be material.

Treasury shares	reasury shares are primarily acquired to reduce the company's share capital. In addition, a limited part is used to finance Novo Nordisk's long-term share-based incentive programme and restricted stock units to employees. Treasury shares are deducted from the share capital on cancellation at their nominal value of DKK 0.10 per share. Differences between this amount and the amount paid to acquire or received for disposing of treasury shares are deducted directly in retained earnings.
The purchase of treasury shares during the year relates to the remaining part of the 2022 share repurchase programme, totalling DKK 1.5 billion and the DKK 30 billion Novo Nordisk B share repurchase programme for 2023, of which DKK 1.6 billion was outstanding at year-end. The programme ended on 29 January 2024.
The trading unit of the Novo Nordisk B shares listed on NASDAQ Copenhagen and the ADRs listed on the New York Stock Exchange (NYSE) was split in 2023. Comparative figures have been restated to reflect the split.
Derivative financial instruments
Fair value hedges
Value adjustments of fair value hedges are recognised in the income statement along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.

Cash flow hedges
Value adjustments of the effective part of cash flow hedges are recognised in other comprehensive income. The cumulative value adjustment of these contracts is transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement. For cash flow hedges of foreign currency risk on highly probable non-financial asset purchases, the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Discontinuance of cash flow hedging
When a hedging instrument expires or is sold, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is recognised when the forecasted transaction is ultimately recognised in the income statement. When a forecasted transaction is no longer expected to occur, the cumulative gain or loss that was reported in equity is immediately transferred to the income statement under financial income or financial expenses.
Cash and cash equivalents, financial resources and free cash flow
Cash and cash equivalents consist of cash offset by short-term bank overdrafts. Where short-term bank overdrafts are consistently overdrawn, they are excluded from cash and cash equivalents. The movement in such facilities is presented under financing activities in the cash flow statement.

Financial assets
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:

•Financial assets at fair value through the income statement
•Derivatives used as hedging instruments
•Financial assets at amortised cost
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost

Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which comprise of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.

For a description of accounting policies on derivative financial instruments designated to hedge accounting, refer to note 4.5.

Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect'
the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business, if longer), they are classified as current assets. If not, they are presented as non-current assets. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.4.

Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.
Financial liabilities at amortised cost consist of borrowings (loans, issued Eurobonds, bank overdrafts and lease liabilities), trade payables and other liabilities (primarily employee cost payables, payables related to assets under construction, sales rebates and deferred income). These are initially recognised at the fair value less transaction costs. Subsequently, they are measured at amortised cost using the effective interest method. For initial recognition of lease liabilities refer to note 4.6.
Financial liabilities
Depending on purpose, Novo Nordisk classifies financial instruments into the following categories:

•Financial assets at fair value through the income statement
•Derivatives used as hedging instruments
•Financial assets at amortised cost
•Financial assets at fair value through other comprehensive income
•Financial liabilities at amortised cost

Recognition and measurement
Financial assets measured at fair value through the income statement consist of other financial assets, which comprise of equity investments, and marketable securities. These financial instruments are initially recognised at fair value. Net gains and losses arising from changes in the fair value of equity instruments and marketable securities are recognised in the income statement as financial income or expenses.

For a description of accounting policies on derivative financial instruments designated to hedge accounting, refer to note 4.5.

Financial assets at amortised cost are cash at bank and non-derivative financial assets solely with payments of principal and interest. Novo Nordisk normally 'holds-to-collect'
the financial assets to attain the contractual cash flows. If collection is expected within one year (or in the normal operating cycle of the business, if longer), they are classified as current assets. If not, they are presented as non-current assets. These are initially measured at fair value less transaction costs, except for trade receivables that are initially measured at the transaction price. Subsequently, they are measured at amortised cost using the effective interest method less impairment. For a description of accounting policies on trade receivables, refer to note 3.4.

Financial assets at fair value through other comprehensive income are trade receivables that are held to collect or to sell in factoring agreements.
Financial liabilities at amortised cost consist of borrowings (loans, issued Eurobonds, bank overdrafts and lease liabilities), trade payables and other liabilities (primarily employee cost payables, payables related to assets under construction, sales rebates and deferred income). These are initially recognised at the fair value less transaction costs. Subsequently, they are measured at amortised cost using the effective interest method. For initial recognition of lease liabilities refer to note 4.6.
Financial income and expenses
As described in note 4.4, Management has chosen to classify the result of hedging activities as part of financial items in the income statement, except for foreign currency-risk cash flow hedges on highly probable non-financial asset purchases where the cumulative value adjustments are transferred directly from the cash flow hedge reserve to the initial cost of the asset when recognised.

Financial items primarily relate to foreign exchange elements and are mainly impacted by the cumulative value adjustment of cash flow hedges transferred from other comprehensive income to the income statement when the hedged transaction is recognised in the income statement.
In addition, value adjustments of fair value hedges are recognised in financial income and financial expenses along with any value adjustments of the hedged asset or liability that are attributable to the hedged risk.
Share-based compensation
ACCOUNTING POLICIES
Novo Nordisk operates equity-settled, share-based compensation plans.
The fair value of the employee services received in exchange for the grant of shares is recognised as an expense and allocated over the vesting period.

The total amount to be expensed over the performance and vesting period is determined by reference to the fair value of the shares granted, excluding the impact of any non-market vesting conditions. The fair value is fixed at the grant date, and adjusted for expected dividends during the vesting period. Non-market vesting conditions are included in assumptions about the number of shares that are expected to vest. At the end of each reporting period, Novo Nordisk revises its estimates of the number of shares expected to vest. Novo Nordisk recognises the impact of the revision of the original estimates, if any, in the income statement and in a corresponding adjustment to equity (change in proceeds) over the remaining vesting period. Adjustments relating to previous years are included in the income statement in the year of adjustment.

Acquisition of businesses
The acquisition method of accounting is used to account for all business combinations.

The purchase price for a business comprises the fair values of the assets transferred, liabilities incurred to the former owners including warrant holders of the acquired business and the fair value of any asset or liability resulting from a contingent consideration arrangement. Any amount of the purchase price which effectively comprises a settlement of a pre-existing relationship is not part of the exchange for the acquiree and is therefore not included in the consideration for the purpose of applying the acquisition method. Settlements of pre-existing relationships are accounted for as separate transactions in accordance with the relevant IFRS standards.

Identifiable assets and liabilities and contingent liabilities assumed are measured at fair value at the date of acquisition by applying relevant valuation methods. Acquisition-related costs are expensed as incurred. Goodwill is recognised at the excess of purchase price over the fair value of net identifiable assets acquired and liabilities assumed.

KEY ACCOUNTING ESTIMATES IN DETERMINING THE FAIR VALUE OF
INTANGIBLE ASSETS
The application of the acquisition method involves the use of significant estimates because the identifiable net assets of the acquiree are recognised at their fair value for which observable market prices are typically not available. This is particularly relevant for intangible assets which require use of valuation techniques typically based on estimates of present value of future uncertain cash flows. For the 2022 acquisition of Forma Therapeutics Holdings, Inc. valuations of intellectual property rights were based on estimated and risk adjusted net present value of future cash flows.

Principles of consolidation
The consolidated financial statements incorporate the financial statements of the parent company Novo Nordisk A/S and entities controlled by Novo Nordisk A/S. Control exists when Novo Nordisk has effective power over the entity and has the right to variable returns from the entity. The results of subsidiaries acquired or disposed of during the year are included in the consolidated income statement from the effective date of acquisition and up to the effective date of disposal.

Translation of foreign currencies
Functional and presentation currency
Items included in the financial statements of Novo Nordisk's entities are measured using the currency of the primary economic environment in which the entity operates (functional currency). The consolidated financial statements are presented in Danish kroner (DKK), which is also the functional and presentation currency of the parent company.

Translation of transactions and balances
Foreign currency transactions are translated into the functional currency using the prevailing exchange rates at the transaction dates. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities are recognised in the income statement. Foreign currency differences arising from the translation of effective qualifying cash flow hedges are recognised in other comprehensive income.

Translation of Group companies
Financial statements of foreign subsidiaries are translated into DKK at the exchange rates prevailing at the end of the reporting period for balance sheet items, and at average exchange rates for income statement items. All effects of exchange rate adjustments are recognised in other comprehensive income.